OTHER CURRENT ASSETS, NET (Details Narrative) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Provision for losses	$ 175,641	$ 179,765
Employee advances			$ 320,631